Cash and Cash Equivalents - Additional Information (Detail)	Jun. 30, 2025	Jun. 30, 2024
Bottom of Range [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Time deposits, interest rate	4.00%	0.00%
Top of Range [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Time deposits, interest rate	4.20%	5.10%